Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	2.48500%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,383,622.00

Principal:
Principal Collections	$32,948,274.10
Prepayments in Full	$17,454,008.11
Liquidation Proceeds	$282,231.02
Recoveries	$28,286.12
Sub Total	$50,712,799.35
Collections	$55,096,421.35

Purchase Amounts:
Purchase Amounts Related to Principal	$191,366.07
Purchase Amounts Related to Interest	$1,169.26
Sub Total	$192,535.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$55,288,956.68

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$55,288,956.68
Servicing Fee	$1,303,154.46	$1,303,154.46	$0.00	$0.00	$53,985,802.22
Interest - Class A-1 Notes	$218,807.59	$218,807.59	$0.00	$0.00	$53,766,994.63
Interest - Class A-2a Notes	$1,114,826.33	$1,114,826.33	$0.00	$0.00	$52,652,168.30
Interest - Class A-2b Notes	$213,986.11	$213,986.11	$0.00	$0.00	$52,438,182.19
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$51,299,888.02
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$50,920,434.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,920,434.27
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$50,797,268.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,797,268.60
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$50,708,922.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$50,708,922.77
Regular Principal Payment	$95,886,467.02	$50,708,922.77	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$55,288,956.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$50,708,922.77
Total					$50,708,922.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$50,708,922.77	$159.59	$218,807.59	$0.69	$50,927,730.36	$160.28
Class A-2a Notes	$0.00	$0.00	$1,114,826.33	$2.32	$1,114,826.33	$2.32
Class A-2b Notes	$0.00	$0.00	$213,986.11	$2.14	$213,986.11	$2.14
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$50,708,922.77	$31.08	$3,276,879.45	$2.01	$53,985,802.22	$33.09

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$95,886,467.02	0.3017670	$45,177,544.25	0.1421795
Class A-2a Notes	$481,220,000.00	1.0000000	$481,220,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$1,409,786,467.02	0.8640250	$1,359,077,544.25	0.8329467

Pool Information
Weighted Average APR	3.287%	3.267%
Weighted Average Remaining Term	54.64	53.78
Number of Receivables Outstanding	55,945	54,811
Pool Balance	$1,563,785,350.30	$1,512,451,321.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,428,025,051.66	$1,381,311,323.84
Pool Factor	0.8752371	0.8465059

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$131,139,998.08
Targeted Overcollateralization Amount	$182,380,736.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$153,373,777.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		108	$458,149.08
(Recoveries)		5	$28,286.12
Net Loss for Current Collection Period			$429,862.96
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3299%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0363%
Second Prior Collection Period			0.1950%
Prior Collection Period			0.1865%
Current Collection Period			0.3354%
Four Month Average (Current and Prior Three Collection Periods)			0.1883%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		398	$1,028,596.84
(Cumulative Recoveries)			$34,532.79
Cumulative Net Loss for All Collection Periods			$994,064.05
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0556%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,584.41
Average Net Loss for Receivables that have experienced a Realized Loss			$2,497.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.60%	307	$9,065,749.47
61-90 Days Delinquent	0.08%	42	$1,194,884.22
91-120 Days Delinquent	0.00%	3	$70,995.61
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.68%	352	$10,331,629.30

Repossession Inventory:
Repossessed in the Current Collection Period		23	$778,188.51
Total Repossessed Inventory		41	$1,408,063.68

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0351%
Prior Collection Period			0.0554%
Current Collection Period			0.0821%
Three Month Average			0.0575%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0837%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	5

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer